PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 714	$ 569
Additions	451	330
Depreciation charge	(246)	(190)	$ (176)
Translation differences	(11)	5
Property and equipment at end of period	908	714	569
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	598	433
Additions	436	330
Depreciation charge	(225)	(170)
Translation differences	(7)	5
Property and equipment at end of period	802	598	433
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	116	136
Additions	15	0
Depreciation charge	(21)	(20)
Translation differences	(4)	0
Property and equipment at end of period	106	116	$ 136
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,243
Property and equipment at end of period	1,694	1,243
Cost | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,024
Property and equipment at end of period	1,460	1,024
Cost | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	219
Property and equipment at end of period	234	219
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(529)
Property and equipment at end of period	(786)	(529)
Accumulated depreciation | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(426)
Property and equipment at end of period	(658)	(426)
Accumulated depreciation | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(103)
Property and equipment at end of period	$ (128)	$ (103)